Transactions with Related Parties (Altair and Steamship) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties, current	$ 759	$ 136
Commissions charged by a related party (Note 4(d))	1,313	511	$ 1,432
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,525	2,644	2,210
Due to related parties, current	62	136
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,900	3,309	3,309
Due to related parties, current	697	0
Commissions charged by a related party (Note 4(d))	$ 906	$ 1,219	$ 712